SCHEDULE OF FINANCIAL LIABILITIES INCLUDED IN THE STATEMENT OF FINANCIAL POSITION (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts payable	$ 1,242,676	$ 760,631
Due to related parties	278,502	223,489
Loan payable	$ 12,151,389	$ 9,283,793